COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments of Operating Leases

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases are as follows:

DECEMBER 31,	AMOUNT

2017	$66,732
2018	50,274
2019	6,307

TOTAL	$123,313